Share Capital (Earnings (loss) per share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Net (loss) earnings	$ (72.6)	$ 26.6
Weighted average number of common shares outstanding (in shares)	389,816	305,521
Basic loss per share (usd per share)	$ (0.19)	$ 0.09
Dilutive effect of potential common share equivalents (in shares)	0	3,500
Diluted weighted average number of common shares outstanding (in shares)	389,816	309,021
Diluted loss per share (usd per share)	$ (0.19)	$ 0.09